August 5, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Attention:                      Mary A. Cole, Division of Investment Management

Re:	Pine Grove Alternative Fund (“Feeder Fund”)
(File Nos. 333-189792; 811-22861)
Pine Grove Alternative Institutional Fund (“Master Fund”)
(File Nos. 333-189791; 811-22860) (each a “Fund,” and collectively, the “Funds”)

Dear Ms. Cole:

On behalf of the Master Fund and the Feeder Fund, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, each Fund certifies that the prospectus and statement of additional information for each Fund, dated July 31, 2014, does not differ from those contained in the POS 8C of each respective Fund which was each filed electronically via EDGAR on July 30, 2014 (accession numbers 0001435109-14-000490, 0001435109-14-000491).

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 641-5669.  Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz

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